SEGMENT INFORMATION - Financial information by reportable segments (Details) ₽ in Millions		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽) segment	Dec. 31, 2020 RUB (₽)
SEGMENT INFORMATION
Number of new segments | segment			2
Revenue
Revenue		₽ 541,749	₽ 527,921	₽ 489,831
OIBDA		224,319	228,957	214,769
Depreciation and amortization		(114,393)	(110,962)	(100,143)
Impairment of non-current assets		(489)	10	(2,023)
Operating profit		109,437	118,005	112,603
Operating segments
Revenue
Revenue		541,749	527,921	489,831
External Customers
Revenue
Revenue		541,749	527,921	489,831
Discontinued operations
SEGMENT INFORMATION
Percentage of equity interest disposed off	100.00%
Total of reportable segments
Revenue
OIBDA		205,365	212,718	204,264
Total of reportable segments | Intersegment
Revenue
Revenue		9,359	6,908	6,723
Total of reportable segments | Operating segments
Revenue
Revenue		506,800	498,654	466,090
Total of reportable segments | External Customers
Revenue
Revenue		497,441	491,746	459,367
Telecom
Revenue
OIBDA		199,010	204,125	200,908
Telecom | Intersegment
Revenue
Revenue		5,596	4,138	4,260
Telecom | Operating segments
Revenue
Revenue		438,362	448,339	429,319
Telecom | External Customers
Revenue
Revenue		432,766	444,201	425,059
Fintech
Revenue
OIBDA		6,355	8,593	3,356
Fintech | Intersegment
Revenue
Revenue		3,763	2,770	2,463
Fintech | Operating segments
Revenue
Revenue		68,439	50,315	36,771
Fintech | External Customers
Revenue
Revenue		64,676	47,545	34,308
Other
Revenue
OIBDA		28,062	24,700	18,116
Other | Intersegment
Revenue
Revenue		21,559	19,623	13,079
Other | Operating segments
Revenue
Revenue		65,780	55,702	43,451
Other | External Customers
Revenue
Revenue		44,221	36,079	30,372
HQ and elimination
Revenue
OIBDA		(9,108)	(8,461)	(7,611)
HQ and elimination | Intersegment
Revenue
Revenue		(30,918)	(26,531)	(19,802)
HQ and elimination | Operating segments
Revenue
Revenue		(30,831)	(26,435)	(19,710)
HQ and elimination | External Customers
Revenue
Revenue		₽ 87	₽ 96	₽ 92